Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders Equity Tables
Common stock warrant activity
Balance at December 31, 2011	16,745,634
Granted	4,100,000
Expired / cancelled	(436,811)
Exercised	(250,000)
Balance at December 31, 2012	20,158,823
Granted	-
Expired / cancelled	(2,932,677)
Exercised	-
Balance at December 31, 2013	17,226,146